Expenses for shipping activities - Disclosure of voyage expenses and commissions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Commissions paid	$ (11,723)	$ (10,975)
Bunkers	(166,392)	(79,970)
Other voyage related expenses	(71,053)	(32,797)
Total voyage expenses and commissions	$ (249,168)	$ (123,742)